CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based compensation expense	¥ (16,537)	$ (2,398)	¥ (19,103)	¥ (36,246)
Cost of revenues
Share-based compensation expense	(325)	(47)	(70)	(379)
Selling and marketing expenses
Share-based compensation expense	(1,388)	(201)	(2,785)	(1,842)
General and administrative expenses
Share-based compensation expense	(12,296)	(1,783)	(14,840)	(26,242)
Research and development expenses
Share-based compensation expense	¥ (2,528)	$ (367)	¥ (1,408)	¥ (7,783)